Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 3.5	€ 0.9	€ 4.8	€ 1.5
Acquisition related costs	€ 0.5	€ 0.9	€ 2.9	€ 3.9